Inventory Financing Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Financing Agreements [Abstract]
Inventory Financing Agreements

3.	Inventory Financing Agreements
The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions, as described below. These amounts are classified separately as accounts payable-inventory financing on the accompanying consolidated balance sheets. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due.
The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	March 31, 2013	December 31, 2012
Revolving Loan inventory financing agreement	$252.8	$248.3
Other inventory financing agreements	0.1	0.9
Accounts payable-inventory financing	$252.9	$249.2

The Company maintains a senior secured asset-based revolving credit facility as described in Note 4, which incorporates a $400.0 million floorplan sub-facility to facilitate the purchase of inventory from a certain vendor. In connection with the floorplan sub-facility, the Company maintains an inventory financing agreement on an unsecured basis with a financial intermediary to facilitate the purchase of inventory from this vendor (the “Revolving Loan inventory financing agreement”). Amounts outstanding under the Revolving Loan inventory financing agreement are unsecured and non-interest bearing.
The Company also maintains other inventory financing agreements with financial intermediaries to facilitate the purchase of inventory from certain vendors. At March 31, 2013 and December 31, 2012, amounts owed under other inventory financing agreements of $0.1 million and $0.9 million, respectively, were collateralized by the inventory purchased under these financing agreements and a second lien on the related accounts receivable.

Inventory Financing Agreements
The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions, as described below. These amounts are classified separately as accounts payable-inventory financing on the accompanying consolidated balance sheets. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due.
The following table presents the amounts included in accounts payable-inventory financing:

(in millions)	December 31,
	2012	2011
Revolving Loan inventory financing agreement	$248.3	$240.7
Other inventory financing agreements	0.9	38.0
Accounts payable-inventory financing	$249.2	$278.7

The Company maintains a senior secured asset-based revolving credit facility as described in Note 7, which incorporates a $400.0 million floorplan sub-facility to facilitate the purchase of inventory from a certain vendor. In connection with the floorplan sub-facility, the Company maintains an inventory financing agreement on an unsecured basis with a financial intermediary to facilitate the purchase of inventory from this vendor (the “Revolving Loan inventory financing agreement”). Amounts outstanding under the Revolving Loan inventory financing agreement are unsecured and non-interest bearing. At December 31, 2012 and 2011, the Company reported $248.3 million and $240.7 million, respectively, for this agreement within accounts payable-inventory financing on the consolidated balance sheets.
The Company also maintains other inventory financing agreements with financial intermediaries to facilitate the purchase of inventory from certain vendors. During the first quarter of 2012, the Company terminated one of these agreements; amounts owed for subsequent purchases of this product line are included in accounts payable-trade on the consolidated balance sheet. At December 31, 2011, $30.3 million owed under this agreement was reported within accounts payable-inventory financing on the consolidated balance sheet.
At December 31, 2012 and 2011, amounts owed under other inventory financing agreements of $0.9 million and $7.7 million, respectively, were collateralized by the inventory purchased under these financing agreements and a second lien on the related accounts receivable. The remaining amounts owed under other inventory financing agreements were not collateralized.